Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 352,250	$ 366,647
Rocket Lab USA, Inc.
Prepaid expenses	2,322,000	2,628,000	$ 833,000
Government grant receivables		5,870,000	3,475,000
Other current assets	5,803,000	914,000	2,038,000
Total prepaids and other current assets	$ 8,124,000	$ 9,412,000	$ 6,346,000